Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Instrument [Abstract]
BORROWINGS	BORROWINGS

	As of December 31,
	2024	2023
Bank loans - Syndicated loans (Note a)	$286,944	$309,425
Bank loans - Loans for batteries (Note b)	49,084	85,276
Bank loans - Loans for procurement and operating capital	20,740	15,470
	$356,768	$410,171

Current	103,018	75,590
Non-current	253,750	334,581
	$356,768	$410,171

Interest rates
Bank loans - Syndicated loans	3.39%-3.41%	3.21%-3.26%
Bank loans - Loans for batteries	3.44%	3.25%
Bank loans - Loans for procurement and operating capital	2.23%-2.61%	2.05%-2.30%
a.Bank loans - Syndicated loans

	As of December 31,
	2024	2023
Syndicated loans	$286,944	$309,425

Current	$33,194	$27,552
Non-current	253,750	281,873
	$286,944	$309,425
In order to replenish the operating fund for purchasing the batteries of electric scooters, for building battery swapping stations and for developing upgraded batteries of electric scooters, Gogoro Network, Taiwan Branch has signed a syndicated loan agreement with Mega International Commercial Bank Co., Ltd. (the “Mega Bank”), the mandated lead arranger, and other banks or financial institutions as participants in August 2016. Such syndicated loan agreement was renewed in March 2019 with a five-year term loan credit facility of NT$7,200.0 million which is approximately US$219.6 million. Such syndicated loan agreement was further renewed in September 2022 with a five-year term loan credit facility of NT$10,700.0 million which is approximately US$326.4 million (the “2022 Syndicated Loan”). During 2024 the loan agreement was amended and re-approved with the major change being to remove the key person clause in the contract.
Refer to Note 7 for information in relation to demand deposits pledged as collateral.
b.Bank loans - Loans for batteries

	As of December 31,
	2024	2023
Loans for batteries	$49,084	$85,276

Current	$49,084	$32,568
Non-current	—	52,708
	$49,084	$85,276
In order to replenish the operating fund for purchasing the batteries of electric scooters, Gogoro Network, Taiwan Branch entered into a facility agreement with the Mega Bank in January 2021 for a two-year term loan of $200.0 million. Such facility agreement was amended in December 2022 to extend the maturity of the outstanding principal amount of NT$3,975.0 million which is approximately US$121.2 million to four years, ten months. A modification loss of $0.9 million was recognized in “Finance costs” in profit or loss for the year ended December 31, 2022 (Note 18).
c.Bonds
In July 2018, Gogoro issued unsecured bonds with an notional amount of $100.0 million. The principal and associated interest of the unsecured bonds were fully paid in July 2022.